John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 99.3%				$892,005,515
(Cost $891,773,692)
U.S. Government 95.1%				854,439,376
U.S. Treasury Bill	1.835	01-30-20	256,000,000	255,030,401
U.S. Treasury Bill	1.970	12-05-19	370,000,000	369,470,008
U.S. Treasury Bill	2.105	11-07-19	230,000,000	229,938,967

	Yield (%)	Shares	Value
Money market funds 4.2%			37,566,139

State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.7389(A)	37,566,139	37,566,139

Total investments (Cost $891,773,692) 99.3%	$892,005,515
Other assets and liabilities, net 0.7%	6,483,680
Total net assets 100.0%	$898,489,195

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 10-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	373,045,821	USD	254,221,529	CITI	12/18/2019	$3,240,393	—
AUD	373,045,821	USD	254,333,697	DB	12/18/2019	3,128,226	—
AUD	373,045,821	USD	254,488,348	MSCS	12/18/2019	2,973,575	—
CAD	282,506,018	USD	214,694,835	CITI	12/18/2019	—	$(153,873)
CAD	282,506,018	USD	214,694,728	DB	12/18/2019	—	(153,764)
CAD	282,506,018	USD	214,721,645	MSCS	12/18/2019	—	(180,683)
EUR	233,059,015	USD	259,740,098	CITI	12/18/2019	984,205	—
EUR	233,059,015	USD	259,220,798	DB	12/18/2019	1,503,502	—
EUR	233,059,015	USD	258,946,094	MSCS	12/18/2019	1,778,206	—
GBP	263,125,208	USD	329,510,317	CITI	12/18/2019	11,835,870	—
GBP	263,125,208	USD	329,361,027	DB	12/18/2019	11,985,159	—
GBP	263,125,208	USD	329,106,629	MSCS	12/18/2019	12,239,557	—
JPY	23,659,072,363	USD	221,132,010	CITI	12/18/2019	—	(1,428,353)
JPY	23,659,072,363	USD	221,229,851	DB	12/18/2019	—	(1,526,195)
JPY	23,659,072,363	USD	221,220,258	MSCS	12/18/2019	—	(1,516,602)
NOK	1,187,802,970	USD	130,524,917	CITI	12/18/2019	—	(1,322,231)
NOK	1,187,802,970	USD	130,511,810	DB	12/18/2019	—	(1,309,124)
NOK	1,187,802,970	USD	130,496,873	MSCS	12/18/2019	—	(1,294,187)
NZD	540,798,212	USD	343,949,061	CITI	12/18/2019	3,063,353	—
NZD	540,798,212	USD	343,940,456	DB	12/18/2019	3,071,958	—
NZD	540,798,212	USD	343,039,684	MSCS	12/18/2019	3,972,731	—
SEK	2,937,277,143	USD	304,632,726	CITI	12/18/2019	350,785	—
SEK	2,937,277,143	USD	304,583,152	DB	12/18/2019	400,355	—
SEK	2,937,277,143	USD	304,854,805	MSCS	12/18/2019	128,700	—
SGD	115,253,194	USD	83,882,739	CITI	12/18/2019	872,189	—
SGD	115,253,194	USD	83,882,773	DB	12/18/2019	872,153	—
SGD	115,253,194	USD	83,882,473	MSCS	12/18/2019	872,456	—
USD	319,215,084	AUD	468,042,270	CITI	12/18/2019	—	(3,809,746)
USD	320,306,526	AUD	468,042,270	DB	12/18/2019	—	(2,718,303)
USD	320,268,584	AUD	468,042,270	MSCS	12/18/2019	—	(2,756,246)
USD	221,810,022	CAD	293,492,755	CITI	12/18/2019	—	(1,074,500)
USD	221,869,733	CAD	293,492,755	DB	12/18/2019	—	(1,014,790)
USD	221,825,394	CAD	293,492,755	MSCS	12/18/2019	—	(1,059,126)
USD	21,296,604	EUR	19,199,129	CITI	12/18/2019	—	(181,560)
USD	21,296,647	EUR	19,199,129	DB	12/18/2019	—	(181,513)
USD	21,296,710	EUR	19,199,129	MSCS	12/18/2019	—	(181,452)
USD	326,816,877	GBP	263,125,208	CITI	12/18/2019	—	(14,529,310)
USD	326,269,971	GBP	263,125,208	DB	12/18/2019	—	(15,076,214)
USD	325,686,698	GBP	263,125,208	MSCS	12/18/2019	—	(15,659,487)
USD	138,997,607	JPY	14,888,712,726	CITI	12/18/2019	737,552	—
USD	138,997,685	JPY	14,888,712,726	DB	12/18/2019	737,632	—
USD	139,034,916	JPY	14,888,712,726	MSCS	12/18/2019	774,864	—
USD	304,227,088	NOK	2,728,607,015	CITI	12/18/2019	7,424,198	—
USD	304,236,961	NOK	2,728,607,015	DB	12/18/2019	7,434,072	—
USD	304,533,758	NOK	2,728,607,015	MSCS	12/18/2019	7,730,866	—
USD	246,807,299	NZD	385,968,856	CITI	12/18/2019	—	(856,215)
USD	246,744,802	NZD	385,968,856	DB	12/18/2019	—	(918,711)
USD	246,786,169	NZD	385,968,856	MSCS	12/18/2019	—	(877,344)
USD	140,752,330	SEK	1,357,048,244	CITI	12/18/2019	—	(152,771)
USD	140,651,316	SEK	1,357,048,244	DB	12/18/2019	—	(253,784)
USD	140,604,569	SEK	1,357,048,244	MSCS	12/18/2019	—	(300,532)
USD	318,927,401	SGD	438,461,608	CITI	12/18/2019	—	(3,508,630)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	318,927,728	SGD	438,461,608	DB	12/18/2019	—	$(3,508,304)
USD	318,975,927	SGD	438,461,608	MSCS	12/18/2019	—	(3,460,105)
						$88,112,557	$(80,963,655)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$892,005,515	$37,566,139	$854,439,376	—
Total investments in securities	$892,005,515	$37,566,139	$854,439,376	—
Derivatives:
Assets
Forward foreign currency contracts	$88,112,557	—	$88,112,557	—
Liabilities
Forward foreign currency contracts	(80,963,655)	—	(80,963,655)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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